Contract liabilities	12 Months Ended
Dec. 31, 2022
Contract liabilities.
Contract liabilities

(19) Contract liabilities

As of December 2022 and December 2021, contract liabilities mainly originate from the upfront payments relating to the customer contracts with BMS in the amount of k€ 235,652 (31 December 2021: k€ 94,988) of which k€ 42,506 (31 December 2021: k€ 62,568) is classified as current contract liabilities.